OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Other Non-current Assets
Other non-current assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB

Prepayment for purchase of minority interest (Note i)	4,504	-
Equity method investments	1,764	2,446
Prepayment for development of internal use software	1,211	1,211
Long-term prepaid rental fees	2,161	4,312
Others	3,952	3,295
Total	13,592	11,264